PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

As of June 30,2025 and December 31, 2024, property and equipment, net consisted of the following:

	June 30,	December 31,
	2025	2024
Electronic equipment	$150,935	$150,309
Office equipment	12,817	12,764
Leasehold improvement	-	-
Total property and equipment	163,752	163,073
Less: accumulated depreciation	(155,348)	(154,541)
Total property and equipment, net	8,404	8,532